Dividends - Summary of Proposed Final Dividend (Parenthetical) (Detail) - ¥ / shares		12 Months Ended
	May 10, 2019	Dec. 31, 2019	Dec. 31, 2018
Dividend for fiscal year twenty nineteen [member]
Disclosure of proposed dividend [line items]
Approval of a final dividend, per ordinary share	¥ 0.134	¥ 0.148	¥ 0.134